Document and Entity Information	Aug. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2020
Entity Registrant Name	HELIOS TECHNOLOGIES, INC.
Entity Central Index Key	0001024795
Entity Emerging Growth Company	false
Entity File Number	0-21835
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2754337
Entity Address, Address Line One	1500 West University Parkway
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34243
City Area Code	941
Local Phone Number	362-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.001 Par Value
Trading Symbol	HLIO
Security Exchange Name	NASDAQ